Debt - Additional Information (Detail) (USD $)	6 Months Ended					6 Months Ended				6 Months Ended	12 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended					12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended
	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Jan. 31, 2012	Jun. 28, 2014 LIBOR [Member]	Jun. 28, 2014 Federal Funds Rate [Member]	Jun. 28, 2014 LIBOR Rate Plus [Member]	Jan. 31, 2012 Term Loan Credit Facility [Member]	Jun. 28, 2014 Senior Secured Credit Facility, Revolver [Member]	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member]	Jan. 31, 2012 Senior Secured Credit Facility, Revolver [Member]	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member] Federal Funds Rate [Member]	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member] LIBOR [Member]	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member] Base Rate [Member]	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member] LIBOR Rate Plus [Member]	Jun. 28, 2014 Senior Secured Credit Facility [Member]	Dec. 28, 2013 Senior Secured Credit Facility [Member]	Dec. 29, 2012 Senior Secured Credit Facility [Member]	Jun. 28, 2014 Letter of Credit [Member]	Dec. 28, 2013 Letter of Credit [Member]	Jun. 28, 2014 Senior Notes [Member]	Dec. 28, 2013 Senior Notes [Member]	Dec. 29, 2012 Senior Notes [Member]	Jan. 17, 2014 Senior Notes [Member]	Jan. 31, 2012 Senior Notes [Member]	Dec. 28, 2013 Uncommitted Incremental Facility [Member] Senior Secured Credit Facility [Member]	Dec. 28, 2013 Uncommitted Incremental Facility [Member] Senior Secured Credit Facility [Member] Federal Funds Rate [Member]	Dec. 28, 2013 Uncommitted Incremental Facility [Member] Senior Secured Credit Facility [Member] LIBOR [Member]	Dec. 28, 2013 Uncommitted Incremental Facility [Member] Senior Secured Credit Facility [Member] Base Rate [Member]	Dec. 28, 2013 Uncommitted Incremental Facility [Member] Senior Secured Credit Facility [Member] LIBOR Rate Plus [Member]	Jun. 28, 2014 First Lien Net Leverage Ratio - April 1, 2012 through June 30, 2014 [Member] Senior Secured Credit Facility [Member] Maximum [Member]	Dec. 28, 2013 First Lien Net Leverage Ratio - April 1, 2012 through June 30, 2014 [Member] Senior Secured Credit Facility [Member] Maximum [Member]	Jun. 28, 2014 First Lien Net Leverage Ratio - July 1, 2014 to June 30, 2015 [Member] Senior Secured Credit Facility [Member] Maximum [Member]	Dec. 28, 2013 First Lien Net Leverage Ratio - July 1, 2014 to June 30, 2015 [Member] Senior Secured Credit Facility [Member] Maximum [Member]	Jun. 28, 2014 First Lien Net Leverage Ratio - Thereafter [Member] Senior Secured Credit Facility [Member] Maximum [Member]	Dec. 28, 2013 First Lien Net Leverage Ratio - Thereafter [Member] Senior Secured Credit Facility [Member] Maximum [Member]	Jun. 28, 2014 Interest Coverage Ratio - January 1, 2013 to December 31, 2014 [Member] Senior Secured Credit Facility [Member] Minimum [Member]	Dec. 28, 2013 Interest Coverage Ratio - January 1, 2013 to December 31, 2014 [Member] Senior Secured Credit Facility [Member] Minimum [Member]	Jun. 28, 2014 Interest Coverage Ratio - Thereafter [Member] Senior Secured Credit Facility [Member] Minimum [Member]	Dec. 28, 2013 Interest Coverage Ratio - Thereafter [Member] Senior Secured Credit Facility [Member] Minimum [Member]	Jan. 17, 2014 Senior Notes (Additional Notes) [Member]
Debt Instrument [Line Items]
Accrued interest on long term debt	$ 27,400,000		$ 17,100,000	$ 19,700,000
Debt instrument, face amount												150,000,000					422,000,000	419,900,000	419,900,000			510,000,000	250,000,000	250,000,000	260,000,000	250,000,000
Interest rate																										10.50%
Maturity date																	Jan. 30, 2019	Jan. 30, 2019				Jan. 31, 2020	Jan. 31, 2020
Maximum borrowing capacity									422,000,000	62,200,000								422,000,000
Original issuance discount			6,903,000		9,500,000
Debt instrument financing fees																								9,500,000
Commencement of interest payments																							Jul. 31, 2012
Quarterly principal repayments percentage																	0.25%	0.25%
Frequency of periodic payment																	Term Debt on the last business day of each March, June, September and December.	Term debt due on the last business day of each March, June, September and December.
Additional borrowing																	25,000,000	25,000,000																								282,800,000
Change in interest rate																	(1.00%)	(1.00%)
Write-off of costs from extinguishment of debt																		3,100,000
Line of credit facility additional borrowing capacity																											135,000,000
Basis spread on variable rate						3.25%	0.50%	1.00%					0.50%	3.50%	2.50%	1.00%												0.50%	1.00%		3.75%
Line of credit facility minimum interest rate																														2.25%	1.25%
Interest rate - Revolving credit commitments, minimum interest rate																														2.75%
Effective interest rate											4.40%																5.00%
Credit facility revolving commitments										150,000,000								150,000,000
Maturity date of debt instrument										Jan. 30, 2017	Jan. 30, 2017
Outstanding letters of credit	65,000,000		26,000,000								26,000,000									22,800,000	18,300,000
Remaining borrowing capacity																					105,700,000
First lien leverage ratio																																4.75	4.75	4.50	4.50	4.25	4.25
Interest coverage ratio, maximum																																						1.70	1.70	1.85	1.85
Percentage of owned subsidiary			100.00%
Deferred financing fees, net	16,300,000		11,500,000	12,600,000
Premium of debt instrument	14,730,000																																									22,800,000
Interest expense	$ 36,500,000	$ 24,600,000